FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 78,527	R$ 36,073
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	62,586,679	57,930,875
Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	48,940,003	51,847,610
Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,113,612	3,319,728
Measured at amortized cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,796,753	1,250,619
Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	1,330,232	976,115
Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	7,333,064	468,228
Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	73,014	68,575
2020 | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	15,412,375	15,132,228
2020 | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	9,783,672	10,385,810
2020 | Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,092,676	3,303,173
2020 | Measured at amortized cost | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,796,753	1,250,619
2020 | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	242,055	152,122
2020 | Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	492,623	36,073
2020 | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	4,596	4,431
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	19,696,974	18,849,860
1 to 2 years | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	18,982,813	18,107,879
1 to 2 years | Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	20,936
1 to 2 years | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	219,635	304,244
1 to 2 years | Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	469,382	432,155
1 to 2 years | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	4,208	5,582
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	11,600,831	8,968,042
2 to 5 years | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	8,864,393	8,636,012
2 to 5 years | Measured at amortized cost | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities		16,555
2 to 5 years | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	643,834	304,243
2 to 5 years | Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	2,080,612
2 to 5 years | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	11,992	11,232
More than five years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	15,876,498	14,980,746
More than five years | Measured at amortized cost | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	11,309,125	14,717,910
More than five years | Measured at amortized cost | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	224,708	215,506
More than five years | Measured at amortized cost | Debentures
Maturity analysis for managing liquidity risk
Financial liabilities	4,290,447
More than five years | Measured at amortized cost | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 52,218	R$ 47,330